Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Including Goodwill, after Accumulated Amortization [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Intangible assets
Cost	$77,123	$37,332
Accumulated amortization	(12,438)	(6,350)
Additions, at cost	2,670,247	36,556
Amortization current period	(56,486)	(5,566)
Intangible assets, net	$2,678,447	$61,972

Schedule of Amortization

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2026	$67,659	$2,610,788
2027	67,659	2,543,129
2028	67,659	2,475,470
2029	67,659	2,407,811
2030	67,659	2,340,152